Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Related Party Transactions
For the years ended December 31, 2023, 2024 and 2025, services provided to related parties were RMB 104, RMB nil and RMB nil, respectively:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Value-added service revenue from JYBD	104	—	—

Total	104	—	—

For the years ended December 31, 2023, 2024 and 2025, loan transactions with related parties were as follow:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loans to Giga AI	—	35,523	—
Repayment of loans from Giga AI	—	35,515	—
Interest income of loans from Giga AI	—	725	—

Summary Of Due To Related Party Current Liability
As of December 31, 2024 and 2025, amounts due to related parties were RMB nil
and RMB29,674, respectively, and details are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Current liabilities:
Proceeds prepaid by certain management members for investment in a subsidiary	—	15,616
Consideration payable for purchase of shares in Giga AI from Plus (US)	—	14,058

Total	—	29,674